8. STOCK OPTIONS AND WARRANTS: Share-based Payment Arrangement, Option, Activity (Details)	12 Months Ended
	Sep. 30, 2020 CAD ($) $ / shares shares	Sep. 30, 2019 CAD ($) $ / shares shares	Sep. 30, 2018 CAD ($) $ / shares shares
Weighted average contractual remaining life of options in years	2.55	2.93	2.81
Weighted average fair value of stock options granted | $	$ 0	$ 0.08	$ 0.08
Stock options
Outstanding	5,499,500	3,507,000	2,657,000
Granted	0	2,015,000	850,000
Exercise of options	(250,000)	0	0
Expired / cancelled	(1,339,500)	(22,500)	0
Outstanding	3,910,000	5,499,500	3,507,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	5,499,500	3,507,000	2,657,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	3,910,000	5,499,500	3,507,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 0.15	$ 0.18	$ 0.20
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	0	0.10	0.10
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	0.10	0	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares	0.24	0.25	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance | $ / shares	$ 0.12	$ 0.15	$ 0.18
Exercise of options	250,000	0	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares	$ (0.24)	$ (0.25)	$ 0
Stock options | Expiry Date, April 29, 2020
Exercise price | $ / shares	$ 0.25
Outstanding	1,264,500
Granted	0
Exercise of options	0
Expired / cancelled	(1,264,500)
Outstanding	0	1,264,500
Exercise of options	0
Stock options | Expiry Date, April 29, 2021
Exercise price | $ / shares	$ 0.25
Outstanding	100,000
Granted	0
Exercise of options	0
Expired / cancelled	0
Outstanding	100,000	100,000
Exercise of options	0
Stock options | Expiry Date, September 30, 2021
Exercise price | $ / shares	$ 0.15
Outstanding	1,270,000
Granted	0
Exercise of options	0
Expired / cancelled	(25,000)
Outstanding	1,245,000	1,270,000
Exercise of options	0
Stock options | Expiry Date, March 14, 2023
Exercise price | $ / shares	$ 0.10	$ 0.10	$ 0.10
Outstanding	850,000	850,000	0
Granted	0	0	850,000
Exercise of options	0	0	0
Expired / cancelled	(10,000)	0	0
Outstanding	840,000	850,000	850,000
Exercise of options	0	0	0
Stock options | Expiry Date, July 30, 2024
Exercise price | $ / shares	$ 0.10	$ 0.10
Outstanding	2,015,000	0
Granted	0	2,015,000
Exercise of options	(250,000)	0
Expired / cancelled	(40,000)	0
Outstanding	1,725,000	2,015,000	0
Exercise of options	250,000	0
Stock options | Expiry Date, February 25, 2019
Exercise price | $ / shares		$ 0.25	$ 0.25
Outstanding	0	22,500	22,500
Granted		0	0
Exercise of options		0	0
Expired / cancelled		(22,500)	0
Outstanding		0	22,500
Exercise of options		0	0
Stock options | Expiry Date, April 29, 2020
Exercise price | $ / shares		$ 0.25	$ 0.25
Outstanding	1,264,500	1,264,500	1,264,500
Granted		0	0
Exercise of options		0	0
Expired / cancelled		0	0
Outstanding		1,264,500	1,264,500
Exercise of options		0	0
Stock options | Expiry Date, April 29, 2021
Exercise price | $ / shares		$ 0.25	$ 0.25
Outstanding	100,000	100,000	100,000
Granted		0	0
Exercise of options		0	0
Expired / cancelled		0	0
Outstanding		100,000	100,000
Exercise of options		0	0
Stock options | Expiry Date, September 30, 2021
Exercise price | $ / shares		$ 0.15	$ 0.15
Outstanding	1,270,000	1,270,000	1,270,000
Granted		0	0
Exercise of options		0	0
Expired / cancelled		0	0
Outstanding		1,270,000	1,270,000
Exercise of options		0	0